Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Common Stocks - 62.5%
Aerospace & Defense - 0.7%
Boeing Co. (The) *	1,981	$301,191
General Dynamics Corp.	4,821	1,456,906
RTX Corp.	5,141	622,884
		2,380,981
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	6,044	667,076

Automobile Components - 0.1%
Goodyear Tire & Rubber Co. (The) *	19,187	169,805

Banks - 1.2%
Citizens Financial Group, Inc.	9,633	395,627
Wells Fargo & Co.	62,722	3,543,166
		3,938,793
Beverages - 0.5%
Constellation Brands, Inc., Class A	3,488	898,823
Keurig Dr Pepper, Inc.	20,095	753,160
		1,651,983
Biotechnology - 1.4%
AbbVie, Inc.	4,828	953,433
Alnylam Pharmaceuticals, Inc. *	451	124,039
Amgen, Inc.	606	195,259
Apellis Pharmaceuticals, Inc. *	1,622	46,779
Ascendis Pharma A/S, ADR *	639	95,409
Avidity Biosciences, Inc. *	2,719	124,884
Biogen, Inc. *	932	180,659
Blueprint Medicines Corp. *	599	55,408
Celldex Therapeutics, Inc. *	2,523	85,757
Crinetics Pharmaceuticals, Inc. *	1,560	79,716
Cytokinetics, Inc. *	7,971	420,869
Gilead Sciences, Inc.	1,929	161,727
Merus NV *	1,490	74,440
Nuvalent, Inc., Class A *	457	46,751
Regeneron Pharmaceuticals, Inc. *	487	511,954
REVOLUTION Medicines, Inc. *	2,724	123,533
Rocket Pharmaceuticals, Inc. *	2,471	45,639
Sarepta Therapeutics, Inc. *	537	67,066
Ultragenyx Pharmaceutical, Inc. *	1,584	87,991
United Therapeutics Corp. *	266	95,321
Vaxcyte, Inc. *	921	105,243
Vertex Pharmaceuticals, Inc. *	1,690	785,985
		4,467,862
Broadline Retail - 3.1%
Amazon.com, Inc. *	53,382	9,946,668

Building Products - 0.6%
AZEK Co., Inc. (The) *	15,353	718,520
Builders FirstSource, Inc. *	2,971	575,958
Hayward Holdings, Inc. *	2,396	36,755
Johnson Controls International PLC	4,173	323,867
Trane Technologies PLC	348	135,278
		1,790,378

	Shares/ Principal	Fair Value

Capital Markets - 2.4%
Ares Management Corp., Class A	19,441	$3,029,685
Bank of New York Mellon Corp. (The)	13,109	942,013
Nasdaq, Inc.	25,720	1,877,817
S&P Global, Inc.	3,546	1,831,935
		7,681,450
Chemicals - 1.5%
Arcadium Lithium PLC *	23,393	66,670
Cabot Corp.	5,553	620,659
Celanese Corp.	4,643	631,262
FMC Corp.	9,045	596,428
Ingevity Corp. *	4,702	183,378
Linde PLC	3,705	1,766,766
PPG Industries, Inc.	6,172	817,543
		4,682,706
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. *	4,099	990,769
Waste Connections, Inc.	3,202	572,582
		1,563,351
Consumer Finance - 0.6%
American Express Co.	7,687	2,084,714

Consumer Staples Distribution & Retail - 0.3%
US Foods Holding Corp. *	16,236	998,514

Distributors - 0.3%
Pool Corp.	2,537	955,942

Electric Utilities - 0.8%
NextEra Energy, Inc.	9,854	832,959
PG&E Corp.	80,935	1,600,085
		2,433,044
Electrical Equipment - 0.4%
Emerson Electric Co.	4,198	459,135
Vertiv Holdings Co., Class A	8,625	858,101
		1,317,236
Electronic Equipment, Instruments & Components - 0.3%
Flex Ltd. *	28,846	964,322

Entertainment - 0.7%
Netflix, Inc. *	2,322	1,646,925
Spotify Technology SA *	1,342	494,567
		2,141,492
Financial Services - 2.7%
Berkshire Hathaway, Inc., Class B *	6,364	2,929,095
Block, Inc. *	17,671	1,186,254
Corpay, Inc. *	2,008	628,022
Equitable Holdings, Inc.	13,264	557,486
PayPal Holdings, Inc. *	13,260	1,034,678
Visa, Inc., Class A	4,088	1,123,995
WEX, Inc. *	5,957	1,249,362
		8,708,892

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Food Products - 0.2%
Freshpet, Inc. *	5,055	$691,372

Gas Utilities - 0.3%
Atmos Energy Corp.	7,170	994,551

Ground Transportation - 1.2%
JB Hunt Transport Services, Inc.	1,326	228,509
Knight-Swift Transportation Holdings, Inc.	11,786	635,855
Ryder System, Inc.	4,897	713,983
Uber Technologies, Inc. *	31,993	2,404,594
		3,982,941
Health Care Equipment & Supplies - 1.4%
Align Technology, Inc. *	519	131,992
Boston Scientific Corp. *	20,475	1,715,805
Dexcom, Inc. *	456	30,570
Edwards Lifesciences Corp. *	16,370	1,080,257
Intuitive Surgical, Inc. *	2,823	1,386,855
		4,345,479
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. *	6,271	397,644
agilon health, Inc. *	66,014	259,435
Cencora, Inc.	3,917	881,638
Centene Corp. *	5,855	440,765
Elevance Health, Inc.	1,555	808,600
HCA Healthcare, Inc.	2,082	846,187
Humana, Inc.	999	316,423
Molina Healthcare, Inc. *	1,257	433,112
UnitedHealth Group, Inc.	4,100	2,397,188
		6,780,992
Health Care REITs - 0.4%
Welltower, Inc.	9,145	1,170,834

Hotel & Resort REITs - 0.2%
Ryman Hospitality Properties, Inc.	6,276	673,038

Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. *	22,300	1,284,926
Domino's Pizza, Inc.	2,376	1,022,013
Hyatt Hotels Corp., Class A	5,288	804,833
Royal Caribbean Cruises Ltd.	4,223	748,991
Starbucks Corp.	13,706	1,336,198
		5,196,961
Household Durables - 0.4%
Champion Homes, Inc. *	8,524	808,501
Lennar Corp., Class A	2,689	504,134
		1,312,635
Household Products - 0.9%
Procter & Gamble Co. (The)	17,129	2,966,743

Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	7,734	916,788

	Shares/ Principal	Fair Value

Insurance - 2.1%
American International Group, Inc.	18,014	$1,319,165
Arch Capital Group Ltd. *	10,030	1,122,156
Assured Guaranty Ltd.	6,573	522,685
Everest Group Ltd.	3,263	1,278,541
Hamilton Insurance Group Ltd., Class B *	12,638	244,419
Progressive Corp. (The)	5,287	1,341,629
SiriusPoint Ltd. *	16,466	236,123
Trupanion, Inc. *	17,029	714,878
		6,779,596
Interactive Media & Services - 3.2%
Alphabet, Inc., Class A	53,582	8,886,575
Meta Platforms, Inc., Class A	2,602	1,489,489
		10,376,064
IT Services - 0.3%
MongoDB, Inc. *	4,066	1,099,243

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	4,858	721,316
Danaher Corp.	5,620	1,562,472
ICON PLC *	1,603	460,558
Thermo Fisher Scientific, Inc.	687	424,958
		3,169,304
Machinery - 0.6%
Deere & Co.	915	381,857
Flowserve Corp.	2,742	141,734
Fortive Corp.	2,711	213,979
Helios Technologies, Inc.	3,336	159,127
IDEX Corp.	1,694	363,363
Middleby Corp. (The) *	4,556	633,877
		1,893,937
Media - 0.5%
New York Times Co. (The), Class A	10,674	594,221
Omnicom Group, Inc.	9,058	936,507
		1,530,728
Metals & Mining - 0.1%
Nucor Corp.	1,721	258,735

Multi-Utilities - 0.5%
Sempra	19,887	1,663,150

Oil, Gas & Consumable Fuels - 2.5%
EQT Corp.	11,005	403,223
Exxon Mobil Corp.	33,334	3,907,412
Marathon Petroleum Corp.	5,863	955,141
Shell PLC, ADR	28,707	1,893,227
Targa Resources Corp.	6,523	965,469
		8,124,472
Passenger Airlines - 0.3%
Delta Air Lines, Inc.	19,730	1,002,087

Personal Care Products - 0.8%
BellRing Brands, Inc. *	9,030	548,302

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Personal Care Products (continued)
elf Beauty, Inc. *	2,764	$301,359
Haleon PLC, ADR	118,254	1,251,127
Kenvue, Inc.	17,617	407,481
		2,508,269
Pharmaceuticals - 2.7%
AstraZeneca PLC, ADR	13,394	1,043,527
Eli Lilly & Co.	4,308	3,816,629
GSK PLC, ADR	13,812	564,635
Longboard Pharmaceuticals, Inc. *	5,700	189,981
Merck & Co., Inc.	19,071	2,165,703
Novartis AG, ADR	1,841	211,752
Novo Nordisk A/S, ADR	3,962	471,755
Structure Therapeutics, Inc., ADR *	6,728	295,292
Verona Pharma PLC, ADR *	3,307	95,142
		8,854,416
Professional Services - 0.5%
Dayforce, Inc. *	15,780	966,525
Science Applications International Corp.	4,872	678,523
		1,645,048
Real Estate Management & Development - 0.0%†
CoStar Group, Inc. *	1,731	130,587

Residential REITs - 0.3%
Camden Property Trust	6,612	816,780

Semiconductors & Semiconductor Equipment - 6.6%
Broadcom, Inc.	28,318	4,884,855
First Solar, Inc. *	1,464	365,180
KLA Corp.	1,144	885,925
NVIDIA Corp.	118,355	14,373,031
NXP Semiconductors NV	3,656	877,477
		21,386,468
Software - 6.5%
Adobe, Inc. *	4,793	2,481,720
Atlassian Corp., Class A *	3,894	618,406
HubSpot, Inc. *	1,362	724,039
Microsoft Corp.	33,004	14,201,621
ServiceNow, Inc. *	1,107	990,090
Synopsys, Inc. *	3,769	1,908,584
		20,924,460
Specialized REITs - 0.3%
Equinix, Inc.	1,054	935,562

Specialty Retail - 1.2%
Abercrombie & Fitch Co., Class A *	3,587	501,821
Home Depot, Inc. (The)	3,190	1,292,588
TJX Cos., Inc. (The)	16,447	1,933,181
		3,727,590

	Shares/ Principal	Fair Value

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	61,223	$14,264,959

Trading Companies & Distributors - 0.1%
AerCap Holdings NV	3,254	308,219

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.	11,220	2,315,359

Total Common Stocks
(Cost - $122,848,107)		201,292,576
U.S. Treasury Securities and Agency Bonds - 13.3%

U.S. Treasury Bond
3.25%, 5/15/42	$45,000	39,959
3.38%, 8/15/42	660,400	595,340
4.00%, 11/15/42	762,700	749,680
3.88%, 2/15/43	758,600	731,041
3.88%, 5/15/43	759,700	730,558
4.38%, 8/15/43	383,300	393,661
4.75%, 11/15/43	425,700	458,725
4.50%, 2/15/44	297,400	309,947
4.63%, 5/15/44	398,600	422,018
4.13%, 8/15/44	595,400	590,097
3.00%, 11/15/44	610,000	508,349
2.50%, 2/15/45	1,115,500	851,440
2.88%, 8/15/45	545,000	442,451
2.50%, 5/15/46(a)	805,000	605,951
3.00%, 5/15/47	355,900	290,837
2.75%, 8/15/47	320,000	249,388
2.88%, 5/15/52	951,700	744,185
4.00%, 11/15/52	555,100	539,401
3.63%, 2/15/53	733,000	665,484
3.63%, 5/15/53	841,200	764,441
4.13%, 8/15/53	650,800	647,190
4.75%, 11/15/53	514,800	567,849
4.25%, 2/15/54	361,100	367,476
4.63%, 5/15/54	550,200	595,935
4.25%, 8/15/54	736,000	750,605

U.S. Treasury Note
4.50%, 3/31/26	1,023,100	1,034,010
4.88%, 5/31/26	1,007,900	1,026,326
4.63%, 6/30/26	1,042,500	1,058,423
4.38%, 7/31/26	364,800	369,161
4.38%, 8/15/26	1,084,700	1,098,132
4.63%, 9/15/26	60,000	61,069
4.63%, 10/15/26	140,000	142,620
1.13%, 10/31/26	420,000	398,885
4.63%, 11/15/26	170,000	173,360
1.25%, 11/30/26	140,000	133,109
4.38%, 12/15/26	895,000	908,984
1.25%, 12/31/26	1,164,000	1,105,072
4.00%, 1/15/27	363,000	365,893

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
U.S. Treasury Securities and Agency Bonds (continued)

4.25%, 3/15/27	$600,000	$609,117
2.50%, 3/31/27	327,000	318,518
2.63%, 5/31/27	144,000	140,456
4.38%, 7/15/27	160,300	163,606
3.75%, 8/15/27	281,600	282,854
3.38%, 9/15/27	115,600	114,977
4.13%, 9/30/27	196,100	199,179
4.13%, 10/31/27	342,700	348,015
3.88%, 11/30/27	192,200	193,814
3.88%, 12/31/27	313,600	316,479
3.50%, 1/31/28	325,200	324,349
4.00%, 2/29/28	1,225,700	1,241,883
1.25%, 3/31/28	44,000	40,643
3.63%, 3/31/28	550,000	550,859
3.50%, 4/30/28	205,000	204,399
3.63%, 5/31/28	218,000	218,247
4.00%, 6/30/28	233,600	236,995
4.13%, 7/31/28	688,200	701,238
4.38%, 8/31/28	631,200	649,125
4.63%, 9/30/28	1,043,000	1,083,009
4.88%, 10/31/28	650,000	681,434
1.50%, 11/30/28	195,000	179,293
4.38%, 11/30/28	536,000	552,143
3.75%, 12/31/28(a)	2,057,800	2,070,581
4.00%, 1/31/29	1,230,600	1,250,790
4.25%, 2/28/29	987,600	1,014,528
2.38%, 3/31/29	53,000	50,323
4.13%, 3/31/29	348,200	355,912
4.50%, 5/31/29	586,000	609,051
2.63%, 7/31/29	125,000	119,629
4.00%, 7/31/29	923,600	940,557
3.63%, 8/31/29	1,090,500	1,093,141
3.50%, 9/30/29	1,021,000	1,017,331
4.00%, 10/31/29	86,100	87,640
3.88%, 12/31/29	196,300	198,723
3.50%, 4/30/30	112,000	111,300
3.75%, 5/31/30	129,000	129,756
3.75%, 6/30/30	254,000	255,488
4.00%, 7/31/30	101,200	103,109
4.13%, 8/31/30	276,800	283,817
3.75%, 12/31/30	521,000	523,686
4.63%, 4/30/31	214,600	226,529
4.63%, 5/31/31	200,500	211,700
3.75%, 8/31/31	217,800	218,787
4.38%, 5/15/34	133,600	139,758
3.88%, 8/15/34	930,400	935,924
Total U.S. Treasury Securities and Agency Bonds
(Cost - $43,038,009)		42,785,744

	Shares/ Principal	Fair Value
Agency Mortgage Backed Securities - 9.6%
Federal Home Loan Mortgage Corporation - 3.3%
Freddie Mac Gold Pool
3.00%, 9/1/28	1,488	$1,458
2.50%, 10/1/28	2,831	2,764
2.50%, 12/1/31	22,223	21,379
3.50%, 11/1/34	24,207	23,473
3.00%, 2/1/43	15,956	14,866
3.50%, 10/1/43	7,905	7,540
4.00%, 8/1/44	4,910	4,818
3.00%, 11/1/46	472,879	433,617
3.00%, 12/1/46	119,939	109,981
Freddie Mac Pool
4.50%, 1/1/38	143,473	143,993
4.50%, 5/1/38	29,789	29,836
2.00%, 11/1/41	238,427	207,839
2.50%, 2/1/42	444,077	403,008
4.00%, 4/1/47	8,655	8,559
4.00%, 11/1/48	153,986	150,655
4.50%, 11/1/48	8,616	8,598
4.00%, 5/1/49	24,370	23,972
4.00%, 7/1/49	28,725	28,150
4.50%, 8/1/49	17,889	17,909
2.50%, 1/1/51	235,593	206,220
2.00%, 2/1/51	128,887	106,870
2.00%, 3/1/51	177,721	146,884
2.00%, 5/1/51	2,109,510	1,757,058
2.00%, 5/1/51	121,731	101,842
2.50%, 7/1/51	655,056	572,425
2.00%, 4/1/52	1,218,735	1,020,423
4.50%, 8/1/52	436,098	429,721
5.00%, 8/1/52	211,411	211,685
5.00%, 10/1/52	828,948	828,232
5.00%, 1/1/53	210,191	210,140
5.50%, 1/1/53	650,710	659,972
5.50%, 2/1/53	32,327	32,691
5.50%, 3/1/53	53,024	53,721
5.50%, 5/1/53	762,341	770,820
5.50%, 6/1/53	439,755	444,716
6.00%, 8/1/53	473,977	484,428
5.50%, 9/1/53	53,406	54,164
6.00%, 10/1/53	78,668	80,353
5.50%, 11/1/53	265,635	268,676
6.50%, 11/1/53	581,530	599,190
		10,682,646
Federal National Mortgage Association - 3.5%
Fannie Mae or Freddie Mac
5.50%, 10/1/39(b)	788,000	803,544
3.00%, 10/1/54(b)	332,000	297,542
6.00%, 10/1/54(b)	846,000	864,143

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
Fannie Mae Pool
2.50%, 4/1/28	4,004	$3,905
3.00%, 10/1/28	2,513	2,459
2.50%, 2/1/30	9,106	8,762
2.50%, 6/1/30	28,789	27,691
2.50%, 10/1/31	56,442	54,332
2.50%, 12/1/31	6,051	5,746
4.50%, 1/1/38	150,153	150,664
4.50%, 4/1/38	309,467	310,253
2.50%, 2/1/41	59,467	53,928
2.00%, 4/1/41	132,915	115,858
2.00%, 5/1/41	148,368	129,329
2.00%, 7/1/41	279,714	244,741
1.50%, 11/1/41	303,244	257,674
3.00%, 6/1/43	189,883	166,271
3.00%, 7/1/43	24,789	22,828
4.00%, 11/1/43	8,846	8,620
4.00%, 1/1/46	123,440	120,680
4.00%, 2/1/46	138,454	135,366
4.00%, 3/1/46	13,927	13,665
3.00%, 10/1/46	646,156	592,758
4.50%, 7/1/48	25,731	25,848
4.50%, 11/1/48	11,111	11,094
4.00%, 1/1/49	18,000	17,645
4.00%, 8/1/49	7,634	7,495
4.50%, 10/1/50	8,465	8,444
2.00%, 11/1/50	288,648	240,336
2.00%, 12/1/50	305,896	254,057
2.00%, 2/1/51	68,601	57,391
2.00%, 4/1/51	168,257	140,768
2.50%, 5/1/51	535,874	466,095
3.50%, 7/1/51	662,927	624,124
2.50%, 8/1/51	719,348	631,008
4.00%, 8/1/51	17,501	17,178
2.00%, 9/1/51	191,269	160,807
3.00%, 10/1/51	375,158	341,054
2.50%, 11/1/51	599,225	526,119
2.50%, 12/1/51	133,391	116,282
2.50%, 1/1/52	349,747	305,164
4.50%, 7/1/52	434,633	427,364
4.00%, 8/1/52	212,647	204,120
4.50%, 8/1/52	23,080	22,751
5.00%, 8/1/52	39,997	40,156
4.50%, 9/1/52	126,778	125,174
4.50%, 9/1/52	11,877	11,789
5.00%, 9/1/52	39,935	40,011
5.00%, 9/1/52	19,391	19,454
4.00%, 10/1/52	210,959	203,307
5.00%, 10/1/52	39,086	39,073

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
5.50%, 10/1/52	399,525	$406,357
4.50%, 11/1/52	27,070	26,878
5.50%, 1/1/53	197,759	201,247
5.50%, 8/1/53	52,391	53,111
6.00%, 9/1/53	1,213,465	1,240,287
		11,402,747
Government National Mortgage Association - 2.8%
Ginnie Mae
2.00%, 10/20/54(b)	325,000	274,777
2.50%, 10/20/54(b)	1,400,000	1,231,125
3.00%, 10/20/54(b)	238,000	216,692
3.50%, 10/20/54(b)	562,000	527,665
5.00%, 10/20/54(b)	844,000	845,055
Ginnie Mae II Pool
3.00%, 12/20/42	12,406	11,596
3.50%, 7/20/43	13,255	12,651
4.00%, 12/20/44	4,290	4,213
4.00%, 8/20/48	10,992	10,740
4.00%, 9/20/48	24,750	24,249
4.00%, 10/20/48	10,729	10,483
3.00%, 11/20/49	142,541	130,940
2.00%, 12/20/50	700,538	593,595
2.00%, 1/20/51	181,945	154,013
2.00%, 2/20/51	160,259	135,718
2.50%, 3/20/51	178,198	157,063
3.00%, 7/20/51	604,960	551,342
2.50%, 8/20/51	686,976	604,753
2.50%, 10/20/51	408,548	359,532
3.50%, 1/20/52	894,912	841,320
3.50%, 3/20/52	375,160	352,476
4.00%, 4/20/52	153,916	148,903
4.00%, 5/20/52	440,363	426,020
4.00%, 8/20/52	415,596	402,061
4.50%, 8/20/52	894,165	883,524
		8,910,506
Total Agency Mortgage Backed Securities
(Cost - $31,487,165)		30,995,899
Corporate Bonds and Notes - 7.9%
Aerospace & Defense - 0.1%
Heico Corp., 5.35%, 8/1/33	$315,000	326,297

Auto Manufacturers - 0.1%
Daimler Truck Finance North America LLC, 5.15%, 1/16/26(c)	150,000	151,280

Banks - 1.4%
BNP Paribas SA, 5.89%, (SOFR + 1.87%), 12/5/34(c),(d)	320,000	345,149
BPCE SA, 5.28%, 5/30/29(c)	250,000	258,158

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Banks (continued)
Canadian Imperial Bank of Commerce
5.24%, 6/28/27	290,000	$297,889
4.51%, (SOFR + 0.93%), 9/11/27(d)	230,000	231,163
4.63%, (SOFR + 1.34%), 9/11/30(d)	270,000	271,575
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 1/23/30(d)	90,000	93,562
Commonwealth Bank of Australia, 5.07%, 9/14/28(c)	500,000	520,555
Credit Agricole SA, 4.63%, (SOFR + 1.00%), 9/11/28(c),(d)	295,000	296,222
Danske Bank A/S
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26(c),(d)	435,000	421,919
5.71%, (US 1 Year CMT T-Note + 1.40%), 3/1/30(c),(d)	205,000	213,567
JPMorgan Chase & Co., 2.07%, (SOFR + 1.02%), 6/1/29(d)	10,000	9,244
Morgan Stanley, 5.47%, (SOFR + 1.73%), 1/18/35(d)	150,000	156,674
UBS AG, 7.50%, 2/15/28	544,000	597,246
UBS Group AG, 6.30%, (US 1 Year CMT T-Note + 2.00%), 9/22/34(c),(d)	200,000	219,342
Wells Fargo & Co.
6.30%, (SOFR + 1.79%), 10/23/29(d)	330,000	352,908
4.90%, (SOFR + 2.10%), 7/25/33(d)	368,000	371,665
		4,656,838
Beverages - 0.2%
Coca-Cola Consolidated, Inc.
5.25%, 6/1/29	395,000	410,500
5.45%, 6/1/34	115,000	121,073
		531,573
Commercial Services - 0.2%
Ashtead Capital, Inc.
5.50%, 8/11/32(c)	200,000	204,443
5.95%, 10/15/33(c)	200,000	210,440
5.80%, 4/15/34(c)	200,000	208,812
		623,695
Diversified Financial Services - 0.6%
Aviation Capital Group LLC, 5.38%, 7/15/29(c)	908,000	927,046
Capital One Financial Corp.
7.15%, (SOFR + 2.44%), 10/29/27(d)	105,000	110,676
6.31%, (SOFR + 2.64%), 6/8/29(d)	165,000	173,718
5.70%, (SOFR + 1.91%), 2/1/30(d)	75,000	77,618
7.62%, (SOFR + 3.07%), 10/30/31(d)	19,000	21,590
5.88%, (SOFR + 1.99%), 7/26/35(d)	674,000	704,707
		2,015,355

	Shares/ Principal	Fair Value

Electric - 0.9%
Alabama Power Co., 1.45%, 9/15/30	$30,000	$25,652
Dominion Energy, Inc., 7.00%, (US 5 Year CMT T-Note + 2.51%), 6/1/54(d)	234,000	255,614
Emera US Finance LP
2.64%, 6/15/31	200,000	173,663
4.75%, 6/15/46	58,000	51,585
Eversource Energy, 5.95%, 7/15/34	330,000	354,356
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26(c)	10,000	10,087
5.20%, 4/1/28(c)	15,000	15,361
Georgia Power Co.
4.70%, 5/15/32	386,000	392,900
4.75%, 9/1/40	65,000	63,249
Pacific Gas and Electric Co.
4.50%, 7/1/40	717,150	644,174
6.75%, 1/15/53	179,000	203,826
SCE Recovery Funding LLC
0.86%, 11/15/31	86,517	76,996
1.94%, 5/15/38	50,000	38,850
2.51%, 11/15/43	30,000	21,359
Sempra, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52(d)	251,000	238,058
Southern California Edison Co., 4.00%, 4/1/47	50,000	41,754
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34(c)	321,737	321,504
		2,928,988
Food - 0.2%
Tyson Foods, Inc., 5.70%, 3/15/34	446,000	469,449

Gas - 0.1%
CenterPoint Energy Resources Corp., 5.40%, 7/1/34	95,000	98,704
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	145,000	155,737
		254,441
Healthcare-Products - 0.1%
Smith & Nephew PLC, 5.40%, 3/20/34	320,000	332,559

Healthcare-Services - 0.3%
Children's Hospital/DC, 2.93%, 7/15/50	85,000	58,773
Dignity Health, 3.81%, 11/1/24	92,000	91,894
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	14,483
Providence St Joseph Health Obligated Group, 5.40%, 10/1/33	180,000	186,778
Toledo Hospital (The), 5.75%, 11/15/38	75,000	76,426
UnitedHealth Group, Inc.
5.50%, 7/15/44	220,000	232,549
5.63%, 7/15/54	163,000	174,672

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Healthcare-Services (continued)
5.75%, 7/15/64	125,000	$134,775
		970,350
Insurance - 0.6%
Athene Global Funding, 5.58%, 1/9/29(c)	445,000	460,569
Brighthouse Financial Global Funding, 5.65%, 6/10/29(c)	393,000	405,736
CNO Global Funding, 5.88%, 6/4/27(c)	279,000	287,311
Corebridge Global Funding
5.90%, 9/19/28(c)	55,000	57,832
5.20%, 6/24/29(c)	435,000	448,649
Pricoa Global Funding I, 4.65%, 8/27/31(c)	150,000	151,721
		1,811,818
Internet - 0.0%†
Uber Technologies, Inc.
4.80%, 9/15/34	105,000	104,841
5.35%, 9/15/54	35,000	34,885
		139,726
Investment Companies - 0.1%
Abu Dhabi Developmental Holding Co. PJSC, 4.38%, 10/2/31(c)	365,000	362,773

Machinery-Diversified - 0.2%
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	565,000	596,675

Mining - 0.4%
Glencore Funding LLC
5.37%, 4/4/29(c)	160,000	165,281
6.38%, 10/6/30(c)	709,000	770,133
5.63%, 4/4/34(c)	132,000	137,622
5.89%, 4/4/54(c)	85,000	89,283
		1,162,319
Oil & Gas - 0.1%
Aker BP ASA, 5.13%, 10/1/34(c)	150,000	148,084
Saudi Arabian Oil Co., 5.25%, 7/17/34(c)	265,000	272,556
		420,640
Passenger Airlines - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	63,064	59,682
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	15,472	15,036
		74,718
Pipelines - 0.7%
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31(c)	115,000	115,924
5.68%, 1/15/34(c)	60,000	61,817
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(c)	80,000	84,669
6.50%, 8/15/43(c)	138,000	153,804
Energy Transfer LP, 5.55%, 5/15/34	160,000	165,749

	Shares/ Principal	Fair Value

Pipelines (continued)
Gray Oak Pipeline LLC
2.60%, 10/15/25(c)	144,000	$140,417
3.45%, 10/15/27(c)	25,000	24,173
Greensaif Pipelines Bidco Sarl
5.85%, 2/23/36(c)	200,000	206,751
6.10%, 8/23/42(c)	300,000	310,617
ONEOK, Inc.
4.75%, 10/15/31	140,000	139,909
5.70%, 11/1/54	330,000	327,278
Whistler Pipeline LLC
5.40%, 9/30/29(c)	278,000	283,858
5.70%, 9/30/31(c)	190,000	196,561
		2,211,527
REITS - 0.5%
Cousins Properties LP, 5.88%, 10/1/34	388,000	397,954
GLP Capital LP / GLP Financing II, Inc., 6.75%, 12/1/33	369,000	405,926
Prologis Targeted US Logistics Fund LP, 5.25%, 1/15/35(c)	415,000	423,979
SBA Tower Trust
2.84%, 1/15/25(c)	100,000	99,326
1.88%, 1/15/26(c)	95,000	91,782
1.63%, 11/15/26(c)	115,000	107,900
WEA Finance LLC
2.88%, 1/15/27(c)	30,000	28,685
3.50%, 6/15/29(c)	70,000	65,655
		1,621,207
Semiconductors - 0.5%
Broadcom, Inc., 4.35%, 2/15/30	280,000	279,362
Foundry JV Holdco LLC
6.15%, 1/25/32(c)	406,000	421,909
6.25%, 1/25/35(c)	400,000	418,179
6.40%, 1/25/38(c)	247,000	259,781
Intel Corp., 5.60%, 2/21/54	358,000	348,552
		1,727,783
Software - 0.3%
Constellation Software, Inc.
5.16%, 2/16/29(c)	45,000	46,369
5.46%, 2/16/34(c)	566,000	591,239
Oracle Corp.
3.65%, 3/25/41	286,000	236,210
3.60%, 4/1/50	62,000	47,133
5.55%, 2/6/53	147,000	150,258
		1,071,209
Telecommunications - 0.3%
AT&T, Inc.
3.50%, 6/1/41	125,000	102,222
4.30%, 12/15/42	374,000	332,958
3.50%, 9/15/53	212,000	155,428
3.85%, 6/1/60	33,000	24,948

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Telecommunications (continued)
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25(c)	$51,250	$51,117
T-Mobile USA, Inc., 5.25%, 6/15/55	210,000	208,664
		875,337
Total Corporate Bonds and Notes
(Cost - $24,537,052)		25,336,557

Asset Backed and Commercial Backed Securities - 2.3%
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (c),(e)	8,533	8,305
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	152,405
Castlelake Aircraft Structured Trust 2019-1A, 3.97%, 4/15/39 (c)	128,590	118,545
CF Hippolyta Issuer LLC
1.53%, 3/15/61(c)	311,008	292,439
5.97%, 8/15/62(c)	97,713	98,320
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (c)	113,334	112,337
Connecticut Avenue Security Trust, 6.83%, (SOFR + 1.55%), 10/25/41 (c),(d)	60,435	60,705
Credit Suisse First Boston Mortgage Securities Corp., 4.50%, 7/25/20	4,484	4,147
Enterprise Fleet Financing 2023-3 LLC, 6.40%, 3/20/30 (c)	332,870	340,291
Fannie Mae REMICS
3.50%, 6/25/44	40,786	39,701
3.00%, 1/25/45	127,232	113,712
3.00%, 12/25/45	198,983	186,802
1.50%, 10/25/49	195,537	155,724
3.00%, 12/25/54	277,711	267,328
Fannie Mae-Aces, 5.87%, (SOFR + 0.51%), 10/25/24 (d)	9,451	9,411
Flagstar Mortgage Trust 2018-3INV, 4.00%, 5/25/48 (c),(e)	64,514	60,058
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/25/41 (c),(e)	134,269	117,825
Ford Credit Auto Owner Trust 2021-REV1, 1.61%, 10/17/33 (c)	100,000	95,289
Freddie Mac Multifamily Structured Pass Through Certificates, 2.40%, 3/25/32	280,000	249,550
Freddie Mac REMICS
4.00%, 9/15/41	178,572	175,324
1.75%, 9/15/42	185,736	171,992
3.00%, 6/15/45	206,662	196,134

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
4.00%, 7/15/48	$131,340	$124,188
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	78,860	76,004
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/25/60	512,365	433,588
Government National Mortgage Association
2.50%, 10/20/49	404,802	347,972
6.07%, (1 Month US Libor + 0.71%), 5/20/65(d)	27,000	26,916
6.09%, (1 Month US Libor + 0.73%), 8/20/65(d)	36,925	36,878
6.17%, (1 Month US Libor + 0.81%), 10/20/65(d)	25	25
6.47%, (1 Month US Libor + 1.11%), 12/20/65(d)	32,083	32,184
GSR Mortgage Loan Trust 2005-AR6, 5.20%, 9/25/35 (e)	3,076	2,968
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (c)	326,703	308,656
Horizon Aircraft Finance III Ltd., 2019-2, 3.43%, 11/15/39 (c)	179,191	159,472
Kubota Credit Owner Trust 2023-2, 5.28%, 1/18/28 (c)	240,000	243,898
Metlife Securitization Trust, 3.00%, 4/25/55 (c),(e)	35,043	33,571
Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (c),(e)	7,069	6,997
Navient Private Education Refi Loan Trust 2023-A, 5.51%, 10/15/71 (c)	266,898	273,744
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (c)	375,000	345,999
New Economy Assets Phase 1 Sponsor, LLC, 2.41%, 10/20/61 (c)	120,000	107,710
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (c),(e)	36,276	34,633
Retained Vantage Data Centers Issuer LLC, 5.00%, 9/15/48 (c)	507,000	505,670
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (c),(e)	100,000	88,234
SFS Auto Receivables Securitization Trust 2023-1, 5.89%, 3/22/27 (c)	48,509	48,609
Structured Adjustable Rate Mortgage Loan Trust
7.25%, 2/25/34(e)	1,524	1,497
5.74%, 9/25/34(e)	1,454	1,432

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Texas Natural Gas Securitization Finance Corp.
5.10%, 4/1/35	$184,308	$190,626
5.17%, 4/1/41	145,000	152,734
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (c),(e)	34,682	33,415
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (c),(e)	10,175	9,945
Volkswagen Auto Lease Trust 2024-A, 5.21%, 6/21/27	190,000	192,748
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	250,000	245,398
Wheels Fleet Lease Funding 1 LLC
6.46%, 8/18/38(c)	233,015	235,054
4.87%, 6/21/39(c)	250,000	252,488
Total Asset Backed and Commercial Backed Securities
(Cost - $7,784,277)		7,579,597

Exchange Traded Funds - 0.4%
Equity Funds - 0.4%
SPDR S&P 500 ETF Trust (Cost - $1,188,804)	2,273	1,304,157

Municipal Bonds - 0.4%
Golden State Tobacco Securitization Corp., 3.00%, 6/1/46	35,000	32,267
Illinois Municipal Electric Agency, 6.83%, 2/1/35	180,000	195,532
Kansas Development Finance Authority, 5.37%, 5/1/26	40,000	40,415
Metropolitan Transportation Authority
6.20%, 11/15/26	5,000	5,083
6.81%, 11/15/40	180,000	204,426
5.18%, 11/15/49	5,000	4,649
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	293,025
State of Illinois, 5.10%, 6/1/33	470,588	477,975
University of California, 1.61%, 5/15/30	20,000	17,607
Total Municipal Bonds
(Cost - $1,334,621)		1,270,979

Sovereign Debts - 0.2%
Israel Government International Bond, 5.38%, 3/12/29	325,000	330,242
Mexico Government International Bond, 6.75%, 9/27/34	277,000	299,392
Total Sovereign Debts
(Cost - $626,660)		629,634

	Shares/ Principal	Fair Value
Short-Term Investments - 5.4%
Money Market Funds - 5.4%
Dreyfus Government Cash Management, 4.80%(f)	10,238,518	$10,238,518
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(f)	7,142,420	7,142,420
Total Short-Term Investments (Cost - $17,380,938)		17,380,938
Total Investments - 102.0%
(Cost - $250,225,633)		$328,576,081
Other Assets Less Liabilities - Net (2.0)%		(6,334,187)
Total Net Assets - 100.0%		$322,241,894

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	A portion of this investment, valued at $60,917, is held as collateral for derivative investments.
(b)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(c)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2024, these securities amounted to $16,258,156 or 5.0% of net assets.
(d)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

FORWARD SALES CONTRACTS
At September 30, 2024, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Fannie Mae or Freddie Mac	2.00%	TBA - 30Yr	10/1/2054	$(923,000)	$(761,186)
Federal National Mortgage Association	4.50%	TBA - 30Yr	10/1/2039	(523,000)	(523,756)
Federal National Mortgage Association	4.50%	TBA - 30Yr	10/1/2054	(306,000)	(300,597)
Federal National Mortgage Association	4.00%	TBA - 30Yr	11/1/2054	(789,000)	(757,409)

(Proceeds Receivable: $(2,359,863))					$(2,342,948)

*	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	1	12/19/2024	$114,281	$(688)
Short Futures Contracts
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	2	12/19/2024	236,594	2,250
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$1,562

AFFILIATED ISSUER TRANSACTIONS

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal period to date transactions with companies which are or were affiliates are as follows:

	Value at 12/31/23	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Capital Gain Distributions	Number of Shares at 09/30/24	Value at 09/30/24
KKR & Co., Inc.	$825,600	$—	$(828,252)	$228,146	$(225,494)	$—	$—	—	$—
Bridgebio Pharma, Inc.	61,080	—	(40,670)	1,996	(22,406)	—	—	—	—
	$886,680	$—	$(868,922)	$230,142	$(247,900)	$—	$—	—	$—